SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	2 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating expenses:
Formation and operating costs	$ (517)			$ (20,517)
Loss from operations	(517)			(20,517)
Other income:
Net income (loss)	$ (517)			$ (20,517)
DT Cloud Star Acquisition Corp [Member]
Operating expenses:
Formation and operating costs		$ (96,067)	$ (82,711)		$ (334,383)	$ (163,570)	$ (437,174)	$ (222,248)
General and administrative expenses		(30,000)	(30,000)		(60,000)	(60,000)	(120,000)	(50,000)
Loss from operations		(126,067)	(112,711)		(394,383)	(223,570)	(557,174)	(272,248)
Other income:
Interest from operating account		6	2,050		17	5,487	6,205	9,577
Interest earned in Trust Account		108,188	497,026		266,204	1,234,732	2,626,342	1,192,605
Unrealized gained on marketable securities held in Trust Account		53,408	245,133		53,408	245,133	57,342	263,682
Total other income (expense)		161,602	744,209		319,629	1,485,352	2,689,889	1,465,864
Net income (loss)		$ 35,535	$ 631,498		$ (74,754)	$ 1,261,782	$ 2,132,715	$ 1,193,616